Tangible Assets - Property and Equipment Breakdown (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 298,217,768	$ 299,274,663
Real estate [member]
Property and Equipment Breakdown [Line Items]
Property and Equipment	222,508,262	220,508,196
Furniture and facilities [member]
Property and Equipment Breakdown [Line Items]
Property and Equipment	38,340,588	39,763,849
Right of use – Real Estate [member]
Property and Equipment Breakdown [Line Items]
Property and Equipment	24,340,475	18,235,014
Machinery and equipment [member]
Property and Equipment Breakdown [Line Items]
Property and Equipment	7,886,204	9,712,120
Works in progress [member]
Property and Equipment Breakdown [Line Items]
Property and Equipment	4,079,775	10,183,431
Automobiles [member]
Property and Equipment Breakdown [Line Items]
Property and Equipment	1,062,464	872,053
Total Property and Equipment [member]
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 298,217,768	$ 299,274,663